IVY VARIABLE INSURANCE PORTFOLIOS

Delaware Ivy VIP Asset Strategy
Delaware Ivy VIP Balanced

(each a “Portfolio” and together, the “Portfolios”)

Supplement to the Portfolios’ Statutory Prospectus,
dated May 1, 2023, as amended

Effective February 29, 2024 (the “Effective Date”), the following will replace the first and second paragraphs of the section of the Portfolios’ prospectus entitled “Portfolio summaries – Delaware Ivy VIP Asset Strategy – What are the Portfolio’s principal investment strategies?”:

Delaware Ivy VIP Asset Strategy seeks to achieve its objective by allocating its assets among different asset classes of varying correlation around the globe. Delaware Management Company (DMC), the Portfolio’s investment manager primarily invests a portion of the Portfolio’s assets in global equity securities that the Manager believes can outperform the Portfolio’s benchmark index, the MSCI ACWI Index, over a full market cycle before taking into account fund expenses (the Equity portion). The Manager then invests the Portfolio’s remaining assets (the Diversifying portion) in various additional asset classes that may have a lower correlation or volatility than the Equity portion, including but not limited to global fixed-income securities, United States Treasury (Treasury) instruments, precious metals, commodities and cash. The Manager may allocate the Portfolio’s investments among these different asset classes in different proportions at different times, but generally seeks to invest 55%-65% of the Portfolio’s total assets (with a long-term target of approximately 60%) in equities or equity-like securities and 35%-45% of the Portfolio’s total assets (with a long-term target of approximately 40%) in the Diversifying portion. In connection with the active allocation among these different asset classes, Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the sub-advisor to the Portfolio, will also manage a tactical/completion sleeve. The tactical/completion sleeve will typically vary from 0% to 20% of the Portfolio’s total assets and primarily hold derivatives and exchange-traded funds (ETFs). If applicable, the derivatives and ETFs within the tactical/completion sleeve will also be counted towards the asset classes noted above.

For the purposes of this section, a reference to the Manager may also include MIMAK, with respect to its role as sub-advisor of the Portfolio.

Upon the Effective Date, the following is added to the section of the Portfolios’ prospectus entitled “Portfolio summaries – Delaware Ivy VIP Asset Strategy – What are the principal risks of investing in the Portfolio?”:

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a portfolio will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a portfolio's expenses may be higher and performance may be lower.

Upon the Effective Date, the following will replace the second and third paragraphs of the section of the Portfolios’ prospectus entitled “Portfolio summaries – Delaware Ivy VIP Balanced – What are the Portfolio’s principal investment strategies?”:

In addition, the Portfolio invests at least 30% of its total assets in debt securities with the objective of providing income and diversification although such diversification may not protect against market risk. The Portfolio’s debt securities may include US government securities or investment-grade corporate bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Delaware Management Company (DMC), the Portfolio’s investment manager, to be of comparable quality. The Portfolio may also invest up to 20% of its total assets in non-investment-grade debt securities. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest. In addition, Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the sub-advisor to the Portfolio, will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Portfolio’s total assets and primarily hold derivatives and exchange-traded funds (ETFs).

For the purposes of this section, a reference to the Manager may also include MIMAK, with respect to its role as sub-advisor of the Portfolio.

Upon the Effective Date, the following is added to the section of the Portfolios’ prospectus entitled “Portfolio summaries – Delaware Ivy VIP Balanced – What are the principal risks of investing in the Portfolio?”:

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a portfolio will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a portfolio's expenses may be higher and performance may be lower.

Upon the Effective Date, the following will replace the first and second paragraphs of the section of the Portfolios’ prospectus entitled "How we manage the Portfolios – Our principal investment strategies – Delaware Ivy VIP Asset Strategy":

Delaware Ivy VIP Asset Strategy seeks to achieve its objective by allocating its assets among different asset classes of varying correlation around the globe. The Manager primarily invests a portion of the Portfolio's assets in global equity securities that the Manager believes can outperform the Portfolio's benchmark index, the MSCI ACWI Index, over a full market cycle before taking into account fund expenses (the Equity portion). The Manager then invests the Portfolio's remaining assets (the Diversifying portion) in various additional asset classes that may have a lower correlation or volatility than the Equity portion, including but not limited to global fixed-income securities, Treasury instruments, precious metals, commodities and cash. The Manager may allocate the Portfolio's investments among these different asset classes in different proportions at different times, but generally seeks to invest 55% — 65% of the Portfolio's total assets (with a long-term target of approximately 60%) in equities or equity-like securities and 35% — 45% of the Portfolio's total assets (with a long-term target of approximately 40%) in the Diversifying portion. In connection with the active allocation among these different asset classes, Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the sub-advisor to the Portfolio, will also manage a tactical/completion sleeve. The tactical/completion sleeve will typically vary from 0% to 20% of the Portfolio’s total assets and primarily hold derivatives and ETFs. If applicable, the derivatives and ETFs within the tactical/completion sleeve will also be counted towards the asset classes noted above.

For the purposes of this section, a reference to the Manager may also include MIMAK, with respect to its role as sub-advisor of the Portfolio.

Upon the Effective Date, the following will replace the second and third paragraphs of the section of the Portfolios’ prospectus entitled "How we manage the Portfolios – Our principal investment strategies – Delaware Ivy VIP Balanced":

The Portfolio invests at least 50% of its total assets in equity securities with the objective of providing potential capital appreciation and some dividend income. The Portfolio invests at least 30% of its total assets in debt securities, with the objective of providing income and relative stability of capital. The Portfolio also may invest in convertible securities and preferred stocks. In addition, Macquarie Investment

Management Austria Kapitalanlage AG (MIMAK), the sub-advisor to the Portfolio, will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Portfolio’s total assets and primarily hold derivatives and ETFs.

For the purposes of this section, a reference to the Manager may also include MIMAK, with respect to its role as sub-advisor of the Portfolio.

Upon the Effective Date, the risk disclosure related to “Investment company securities risk” in the section of the Portfolios’ prospectus entitled “How we manage the Portfolios – The risks of investing in the Portfolios – Delaware Ivy VIP Asset Strategy – Non-Principal Risks” is moved in its entirety to the section of the Portfolios’ prospectus entitled "How we manage the Portfolios – The risks of investing in the Portfolios – Delaware Ivy VIP Asset Strategy – Principal Risks”.

Upon the Effective Date, the risk disclosure related to “Investment company securities risk” in the section of the Portfolios’ prospectus entitled “How we manage the Portfolios – The risks of investing in the Portfolios – Delaware Ivy VIP Balanced – Non-Principal Risks” is moved in its entirety to the section of the Portfolios’ prospectus entitled "How we manage the Portfolios – The risks of investing in the Portfolios – Delaware Ivy VIP Balanced – Principal Risks”.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Portfolio.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated February 20, 2024.